UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 16, 2023

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001891106

                                 Eli Sethre, (763) 746-7760

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositors:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE:

This Form ABS-15G/A amends the Form ABS-15G filed on February 15, 2023 (SEC Accession Number 0001213900-23-012159) (the “Original Form ABS-15G”) to correct the annual period description under the Representations and Warranties Disclosure of the Original Form ABS-15G from “December 31, 2021” to correctly read as “December 31, 2022” as reflected on the cover page. The below Item 1.02 replaces Item 1.02 in the Original Form ABS-15G in full.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Channel Partners Capital, LLC (“CPC”) has no repurchase demand activity to report for the annual period ended December 31, 2022 with respect to the assets it sold to CPC Asset Securitization I, LLC (Series 2021-1), CP EF Asset Securitization I, LLC and CPC Asset Securitization I, LLC (Series 2022-1), which CPC has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 16, 2023

Channel Partners Capital, LLC, as Securitizer

By:	/s/ Eli Sethre
Name:	Eli Sethre
Title:	Chief Financial Officer